Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Segment reporting - Major clients (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Segment reporting - Major clients
Revenue	€ 17,910	€ 22,448
Largest client
Segment reporting - Major clients
Revenue	16,300	16,400
Second largest client
Segment reporting - Major clients
Revenue	900	4,200
Third largest client
Segment reporting - Major clients
Revenue	€ 500	€ 1,600